CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock 2.0 Lien Notes to common stock	Common Stock 1.5 Lien Notes into common stock	Common Stock Exchange of Seller's 1.25 Lien Notes for HYMC common stock	Common Stock Private placement	Common Stock Sprott credit agreement, noncurrent portion	Common Stock Public Offering	Common Stock Conversion from Class B common stock	Common Stock	Treasury Stock 2.0 Lien Notes to common stock	Treasury Stock	Additional Paid-in Capital 2.0 Lien Notes to common stock	Additional Paid-in Capital 1.5 Lien Notes into common stock	Additional Paid-in Capital Exchange of Seller's 1.25 Lien Notes for HYMC common stock	Additional Paid-in Capital Private placement	Additional Paid-in Capital Sprott credit agreement, noncurrent portion	Additional Paid-in Capital Public Offering	Additional Paid-in Capital Conversion from Class B common stock	Additional Paid-in Capital	Accumulated Deficit 2.0 Lien Notes to common stock	Accumulated Deficit 1.5 Lien Notes into common stock	Accumulated Deficit	2.0 Lien Notes to common stock	1.5 Lien Notes into common stock	Exchange of Seller's 1.25 Lien Notes for HYMC common stock	Private placement	Sprott credit agreement, noncurrent portion	Public Offering	Conversion from Class B common stock	Total
Beginning balance (in shares) at Dec. 31, 2019								345,431		22,103
Beginning balance at Dec. 31, 2019																		$ 5,187			$ (444,438)								$ (439,251)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued upon conversion (in shares)	14,795,153	16,025,316	4,845,920				4,813,180		(22,103)
Common shares issued upon conversion	$ 2	$ 2									$ 146,217	$ 160,252	$ 48,459				$ 12,814		$ 74,640	$ (14,569)		$ 220,859	$ 145,685	$ 48,459				$ 12,814
Common shares issued (in shares)				7,596,309	496,634	9,583,334		101
Common shares issued				$ 1		$ 1								$ 75,962	$ 6,282	$ 83,513		1							$ 75,963	$ 6,282	$ 83,514		1
Unredeemed SPAC shares of MUDS public stockholders (in shares)								1,197,704
Unredeemed SPAC shares of MUDS public stockholders																		3,723											3,723
Common shares issued to underwriter (in shares)								44,395
Common shares issued to underwriter																		444											444
Vesting of restricted stock units																		1,802											1,802
Equity issuance costs																		(8,255)											(8,255)
Stock-based compensation costs																		388											388
Private Warrants transferred to Public Warrants																		581											581
Shares issued under stock-based compensation program (in shares)								157,829
Net loss																					(136,392)								(136,392)
Ending balance (in shares) at Dec. 31, 2020								59,901,306
Ending balance at Dec. 31, 2020								$ 6										537,370			(520,759)								16,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)								394,589
Vesting of restricted stock units																		765											765
Stock-based compensation costs																		2,185											2,185
Stock issuance - other (in shares)								137,500
Stock issuance - other																		209											209
Private Warrants transferred to Public Warrants																		294											294
Net loss																					(88,564)								(88,564)
Ending balance (in shares) at Dec. 31, 2021								60,433,395
Ending balance at Dec. 31, 2021								$ 6										$ 540,823			$ (609,323)								$ (68,494)